OTHER OPERATING REVENUES	12 Months Ended
Dec. 31, 2021
OTHER OPERATING REVENUES
OTHER OPERATING REVENUES

4.    OTHER OPERATING REVENUES

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Sale of materials and others	57,321	54,986	59,990
Rental income	1,165	1,084	1,394
	58,486	56,070	61,384